Key Management Personnel Remuneration (Tables)	12 Months Ended
Jan. 31, 2021
Key Management Personnel Remuneration
Disclosure of Detailed Information About Key Management Personnel

Key management personnel remuneration included within employee expenses for the period is shown below:

	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
Short-term employee benefits*	13,865	3,182	2,056
	13,865	3,182	2,056

*Included in the current year’s $13.9m is an accrual for phantom warrants of $11.6m which has been recognised as a brand transition, restructure and transaction expense in the consolidated statement of profit or loss and other comprehensive income. The Group uses the Black Scholes option pricing model to determine the fair value of the phantom warrants which have an exercise price of US$0.37 which vests in three tranches being 21 January 2021, 21 July 2021 and 21 January 2022. There are no conditions or restrictions to receiving the benefit of all the phantom warrants for the full bonus calculation period. Each tranche of phantom warrants may be exercised for cash at any time in the three year period following vesting date and as such is recognised as a liability.